RECEIVABLES - Summary of Aging of Receivables (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 9,472	$ 9,257
Retail | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,458	9,238
Retail | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	14	19
Retail | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	2,220	2,619
Fiscal year before current fiscal year	1,947	1,572
Two years before current fiscal year	1,049	1,034
Three years before current fiscal year	644	544
Four years before current fiscal year	306	263
Prior	130	81
Total	6,296	6,113
Retail | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	2,220	2,619
Fiscal year before current fiscal year	1,946	1,571
Two years before current fiscal year	1,048	1,033
Three years before current fiscal year	643	543
Four years before current fiscal year	305	262
Prior	129	81
Total	6,291	6,109
Retail | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	1	1
Two years before current fiscal year	1	1
Three years before current fiscal year	1	1
Four years before current fiscal year	1	1
Prior	1	0
Total	5	4
Retail | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	627	793
Fiscal year before current fiscal year	574	451
Two years before current fiscal year	321	303
Three years before current fiscal year	207	175
Four years before current fiscal year	112	87
Prior	77	72
Total	1,918	1,881
Retail | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	627	792
Fiscal year before current fiscal year	573	448
Two years before current fiscal year	320	299
Three years before current fiscal year	206	173
Four years before current fiscal year	112	86
Prior	77	71
Total	1,915	1,869
Retail | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	0	1
Fiscal year before current fiscal year	1	3
Two years before current fiscal year	1	4
Three years before current fiscal year	1	2
Four years before current fiscal year	0	1
Prior	0	1
Total	3	12
Retail | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	411	544
Fiscal year before current fiscal year	403	271
Two years before current fiscal year	185	196
Three years before current fiscal year	118	118
Four years before current fiscal year	54	39
Prior	5	2
Total	1,176	1,170
Retail | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	411	544
Fiscal year before current fiscal year	399	270
Two years before current fiscal year	184	195
Three years before current fiscal year	117	117
Four years before current fiscal year	54	39
Prior	5	2
Total	1,170	1,167
Retail | Rest of World | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	4	1
Two years before current fiscal year	1	1
Three years before current fiscal year	1	1
Four years before current fiscal year	0	0
Prior	0	0
Total	6	3
Retail | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	82	93
Retail | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	82	93
Retail | Europe | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	27	40
Retail | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9	29
Retail | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	7	4
Retail | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	11	7
Retail | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10	5
Retail | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	1
Retail | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10	4
Retail | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | Total Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	37	45
Retail | Total Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9	29
Retail | Total Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	7	5
Retail | Total Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	21	11
Retail | Total Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,421	9,193
Retail | Current | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6,282	6,080
Retail | Current | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,908	1,864
Retail | Current | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,149	1,156
Retail | Current | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	82	93
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,392	9,127
Wholesale | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,364	9,054
Wholesale | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	28	73
Wholesale | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,565	2,753
Wholesale | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,565	2,722
Wholesale | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	31
Wholesale | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	563	579
Wholesale | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	536	537
Wholesale | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	27	42
Wholesale | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	663	545
Wholesale | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	662	545
Wholesale | Rest of World | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1	0
Wholesale | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4,601	5,250
Wholesale | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4,601	5,250
Wholesale | Europe | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2	3
Wholesale | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2	3
Wholesale | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1	0
Wholesale | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1	0
Wholesale | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | Total Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3	3
Wholesale | Total Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | Total Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | Total Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3	3
Wholesale | Total Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,361	9,051
Wholesale | Current | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,565	2,722
Wholesale | Current | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	536	537
Wholesale | Current | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	659	542
Wholesale | Current | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 4,601	$ 5,250